Investment in joint ventures and associates - Reconciliations from the net assets of associates based on the ownership ratio to corresponding book value of investment in joint ventures and associates (Details)
$ in Thousands, ₩ in Millions
	12 Months Ended
	Dec. 31, 2022 KRW (₩)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 KRW (₩)
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 31,627,342	₩ 28,805,103	₩ 26,725,845	$ 25,097,081	$ 22,857,565	₩ 25,492,332
Book value	1,305,636	1,335,167	993,291	$ 1,036,055		806,360
W Service Networks Co., Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 4,227	₩ 3,704	₩ 3,857
Ownership	4.90%	4.90%	4.90%
Ownership portion of net assets	₩ 209	₩ 183	₩ 191
Basis difference	0	0	0
Impairment	0	0	0
Intercompany transaction	(1)	0	0
Book value	208	183	191			186
Korea Credit Bureau Co., Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 55,100	₩ 92,575	₩ 79,478
Ownership	9.90%	9.90%	9.90%
Ownership portion of net assets	₩ 5,462	₩ 9,177	₩ 7,876
Basis difference	246	246	246
Impairment	0	0	0
Intercompany transaction	1	0	3
Book value	5,709	9,423	8,125			6,845
Korea Finance Security Co., Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 15,828	₩ 20,671	₩ 20,442
Ownership	15.00%	15.00%	15.00%
Ownership portion of net assets	₩ 2,374	₩ 3,101	₩ 3,066
Basis difference	0	0	0
Impairment	0	0	0
Intercompany transaction	0	0	0
Book value	2,374	3,101	3,066			3,287
Woori Growth Partnerships New Technology Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 47,185	₩ 53,942	₩ 65,138
Ownership	23.10%	23.10%	23.10%
Ownership portion of net assets	₩ 10,889	₩ 12,448	₩ 15,034
Basis difference	0	0	0
Impairment	0	0	0
Intercompany transaction	0	0	(2)
Book value	10,889	12,448	15,032			19,212
2016KIF-IMM Woori Bank Technology Venture Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 47,370	₩ 63,146	₩ 62,911
Ownership	20.00%	20.00%	20.00%
Ownership portion of net assets	₩ 9,474	₩ 12,630	₩ 12,582
Basis difference	0	0	0
Impairment	0	0	0
Intercompany transaction	0	0	656
Book value	9,474	12,630	13,238			15,141
K BANK Co., Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 1,796,269	₩ 1,730,307	₩ 509,978
Ownership	12.60%	12.60%	26.20%
Ownership portion of net assets	₩ 225,894	₩ 217,599	₩ 133,614
Basis difference	21,894	21,894	44,117
Impairment	0	0	(3,634)
Intercompany transaction	1	0	0
Book value	247,789	239,493	174,097			31,254
Smart Private Equity Fund No.2
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset			₩ 13,616
Ownership			20.00%
Ownership portion of net assets			₩ 2,723
Basis difference			0
Impairment			(1,242)
Intercompany transaction			0
Book value			1,481			2,764
Woori Bank-Company K Korea Movie Asset Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 957	₩ 1,381	₩ 11,154
Ownership	25.00%	25.00%	25.00%
Ownership portion of net assets	₩ 239	₩ 345	₩ 2,788
Basis difference	0	0	0
Impairment	0	0	0
Intercompany transaction	0	0	0
Book value	239	345	2,788			3,323
Well to Sea No.3 Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset			₩ 18,899
Ownership			50.00%
Ownership portion of net assets			₩ 0
Basis difference			0
Impairment			0
Intercompany transaction			0
Book value						209,023
Partner One Value Up I Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 18,395	₩ 28,273	₩ 42,205
Ownership	23.30%	23.30%	23.30%
Ownership portion of net assets	₩ 4,278	₩ 6,576	₩ 9,817
Basis difference	0	0	0
Impairment	0	0	0
Intercompany transaction	0	0	(1)
Book value	4,278	6,576	9,816			9,908
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 51,419	₩ 55,767	₩ 45,888
Ownership	20.00%	20.00%	20.00%
Ownership portion of net assets	₩ 10,284	₩ 11,153	₩ 9,178
Basis difference	0	0	0
Impairment	0	0	0
Intercompany transaction	1	0	578
Book value	10,285	11,153	9,756			4,576
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 15,716	₩ 15,794	₩ 15,747
Ownership	25.00%	25.00%	25.00%
Ownership portion of net assets	₩ 3,929	₩ 3,949	₩ 3,937
Basis difference	0	0	0
Impairment	0	0	0
Intercompany transaction	426	305	192
Book value	4,355	4,254	4,129			4,375
Woori-Shinyoung Growth-Cap Private Equity Fund I
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 123,512	₩ 81,773	₩ 109,627
Ownership	35.00%	35.00%	35.00%
Ownership portion of net assets	₩ 43,274	₩ 28,713	₩ 38,342
Basis difference	0	0	0
Impairment	0	0	0
Intercompany transaction	0	0	0
Book value	43,274	28,713	38,342			11,841
LOTTE CARD Co., Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 2,570,656	₩ 2,291,474	₩ 2,114,159
Ownership	20.00%	20.00%	20.00%
Ownership portion of net assets	₩ 514,131	₩ 458,295	₩ 422,832
Basis difference	0	0	0
Impairment	0	0	0
Intercompany transaction	0	0	0
Book value	514,131	458,295	422,832			409,444
Woori-Q Corporate Restructuring Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 75,555	₩ 120,502	₩ 57,922
Ownership	35.60%	38.10%	38.40%
Ownership portion of net assets	₩ 27,536	₩ 46,155	₩ 22,220
Basis difference	0	0	0
Impairment	0	0	0
Intercompany transaction	0	0	684
Book value	27,536	46,155	22,904			6,046
PCC-Woori LP Secondary Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 33,423	₩ 31,585	₩ 20,923
Ownership	38.80%	38.80%	38.80%
Ownership portion of net assets	₩ 12,984	₩ 12,350	₩ 8,126
Basis difference	0	0	0
Impairment	0	0	0
Intercompany transaction	0	0	2
Book value	12,984	12,350	8,128			2,525
Force TEC Co., Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ (14,315)	₩ (11,604)	₩ 1,526
Ownership	24.50%	24.50%	25.80%
Ownership portion of net assets	₩ (3,513)	₩ (2,843)	₩ 393
Basis difference	0	0	0
Impairment	0	0	0
Intercompany transaction	3,513	2,843	0
Book value			393
Together-Korea Government Private Pool Private Securities Investment Trust No.3
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 10,245	₩ 10,071	₩ 10,024
Ownership	100.00%	100.00%	100.00%
Ownership portion of net assets	₩ 10,244	₩ 10,070	₩ 10,024
Basis difference	0	0	0
Impairment	0	0	0
Intercompany transaction	(1)	0	(1)
Book value	10,243	10,070	10,023
Genesis Environmental Energy Company 1st Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 16,669	₩ 16,074
Ownership		24.80%	24.80%
Ownership portion of net assets		₩ 4,126	₩ 3,979
Basis difference		0	0
Impairment		0	0
Intercompany transaction		0	0
Book value		4,126	3,979
Union Technology Finance Investment Association
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 48,692	₩ 41,706	₩ 15,100
Ownership	29.70%	29.70%	29.70%
Ownership portion of net assets	₩ 14,463	₩ 12,388	₩ 4,485
Basis difference	0	0	0
Impairment	0	0	0
Intercompany transaction	(1)	0	0
Book value	14,462	12,388	4,485
Godo Kaisha Oceanos 1
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 18,383	₩ 20,720	₩ 21,321
Ownership	47.80%	47.80%	47.80%
Ownership portion of net assets	₩ 8,788	₩ 9,905	₩ 10,193
Basis difference	0	0	0
Impairment	0	0	0
Intercompany transaction	0	0	0
Book value	8,788	9,905	10,193			10,952
Japanese Hotel Real Estate Private Equity Fund No.2
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 14,374	₩ 16,090	₩ 16,278
Ownership	19.90%	19.90%	19.90%
Ownership portion of net assets	₩ 2,855	₩ 3,196	₩ 3,234
Basis difference	0	0	0
Impairment	0	0	0
Intercompany transaction	0	0	0
Book value	2,855	3,196	3,234			3,291
Woori High plus G.B. Securities Feeder Fund1(G.B.)
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset			₩ 27,870
Ownership			21.80%
Ownership portion of net assets			₩ 6,076
Basis difference			0
Impairment			0
Intercompany transaction			0
Book value			6,076
Woori G Clean Energy No.1
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset			₩ 3,495
Ownership			29.30%
Ownership portion of net assets			₩ 1,024
Basis difference			0
Impairment			0
Intercompany transaction			0
Book value			1,024
Woori Goseong Power EBL Private Special Asset Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset			₩ 90,707
Ownership			16.70%
Ownership portion of net assets			₩ 15,118
Basis difference			0
Impairment			0
Intercompany transaction			0
Book value			15,118
Woori Seoul Beltway Private Special Asset Fund No.1
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 39,495	₩ 30,205	₩ 22,451
Ownership	25.00%	25.00%	25.00%
Ownership portion of net assets	₩ 9,874	₩ 7,551	₩ 5,613
Basis difference	0	0	0
Impairment	0	0	0
Intercompany transaction	0	0	0
Book value	9,874	7,551	5,613
Portone-Cape Fund No.1
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 2,318	₩ 2,447	₩ 4,800
Ownership	20.00%	20.00%	20.00%
Ownership portion of net assets	₩ 464	₩ 489	₩ 960
Basis difference	0	0	0
Impairment	0	0	0
Intercompany transaction	0	0	0
Book value	464	489	960
Woori FirstValue Private Real Estate Fund No.2
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset			₩ 17,753
Ownership			12.00%
Ownership portion of net assets			₩ 2,130
Basis difference			0
Impairment			0
Intercompany transaction			0
Book value	558	763	2,130
Woori Star50 Master Fund ClassC-F
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset			₩ 765
Ownership			24.50%
Ownership portion of net assets			₩ 184
Basis difference			0
Impairment			0
Intercompany transaction			0
Book value			184
JC Assurance No.2 Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 122,012	₩ 118,397	₩ 98,418
Ownership	23.50%	24.40%	29.30%
Ownership portion of net assets	₩ 17,728	₩ 29,349	₩ 29,050
Basis difference	0	0	0
Impairment	(17,728)	(11,621)	0
Intercompany transaction	0	0	0
Book value		17,728	29,050
Dream Company Growth no.1 PEF
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 28,301	₩ 28,489	₩ 28,684
Ownership	27.80%	27.80%	27.80%
Ownership portion of net assets	₩ 7,861	₩ 7,914	₩ 7,705
Basis difference	0	0	0
Impairment	0	0	0
Intercompany transaction	0	0	0
Book value	7,861	7,914	7,705
HMS-Oriens 1st Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 58,089	₩ 52,631	₩ 52,632
Ownership	22.80%	22.80%	22.80%
Ownership portion of net assets	₩ 13,252	₩ 12,007	₩ 12,000
Basis difference	0	0	0
Impairment	0	0	0
Intercompany transaction	0	0	0
Book value	13,252	12,007	12,000
Woori High Plus Short-term High Graded ESG Bond Sec Feeder Inv Trust 1
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 257,891	₩ 402,015
Ownership		27.50%	23.30%
Ownership portion of net assets		₩ 73,787	₩ 93,474
Basis difference		0	0
Impairment		0	0
Intercompany transaction		0	0
Book value		73,787	93,474
WOORI TAERIM 1st Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 3,862	₩ 3,875	₩ 1,106
Ownership	25.60%	25.60%	25.60%
Ownership portion of net assets	₩ 988	₩ 991	₩ 283
Basis difference	0	0	0
Impairment	0	0	0
Intercompany transaction	0	0	0
Book value	988	991	283
Dicustody Co., Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 95	₩ 98
Ownership	1.00%	1.00%
Ownership portion of net assets	₩ 1	₩ 1
Basis difference	0	0
Impairment	0	0
Intercompany transaction	0	0
Book value	1	1
Woori Multi Return Private Securities Investment Trust 3(Balanced Bond)
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 50,114
Ownership		20.00%
Ownership portion of net assets		₩ 10,023
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		10,023
Woori Short-term Bond Securities Investment Trust (Bond) ClassC-F
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 401,335	₩ 1,050,704
Ownership	27.90%	14.50%
Ownership portion of net assets	₩ 112,025	₩ 151,822
Basis difference	0	0
Impairment	0	0
Intercompany transaction	0	0
Book value	112,025	151,822
KIWOOM WOORI Financial 1st Investment Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 10,486	₩ 10,707	₩ 10,929
Ownership	9.10%	9.10%	9.10%
Ownership portion of net assets	₩ 953	₩ 973	₩ 994
Basis difference	0	0	0
Impairment	0	0	0
Intercompany transaction	0	0	0
Book value	953	973	994
DeepDive WOORI 2021-1 Financial Investment Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 7,375	₩ 8,340
Ownership	11.90%	11.90%
Ownership portion of net assets	₩ 878	₩ 993
Basis difference	0	0
Impairment	0	0
Intercompany transaction	0	0
Book value	878	993
Darwin Green Packaging Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 19,332	₩ 19,387
Ownership	20.40%	20.40%
Ownership portion of net assets	₩ 3,945	₩ 3,957
Basis difference	0	0
Impairment	0	0
Intercompany transaction	0	0
Book value	3,945	3,957
Woori FirstValue Private Real Estate Fund No.2
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 4,648	₩ 6,363
Ownership	12.00%	12.00%
Ownership portion of net assets	₩ 558	₩ 763
Basis difference	0	0
Impairment	0	0
Intercompany transaction	0	0
Book value	558	763
WooriG Real Infrastructure Blind General Type Private Placement Investment Trust [Member]
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 73,008	₩ 35,795
Ownership	0.10%	0.30%
Ownership portion of net assets	₩ 102	₩ 100
Basis difference	0	0
Impairment	0	0
Intercompany transaction	0	0
Book value	102	100
Woori Hanhwa Eureka Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 40,684	₩ 50,147
Ownership		0.80%	0.80%
Ownership portion of net assets		₩ 327	₩ 403
Basis difference		0	0
Impairment		0	0
Intercompany transaction		0	0
Book value		327	403			₩ 342
Aarden Woori Apparel 1st Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 20,661	₩ 20,986
Ownership	0.50%	0.50%
Ownership portion of net assets	₩ 97	₩ 99
Basis difference	0	0
Impairment	0	0
Intercompany transaction	0	0
Book value	97	99
Woori Zip 1
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 13,963	₩ 16,426
Ownership	64.00%	63.90%
Ownership portion of net assets	₩ 8,690	₩ 10,496
Basis difference	0	0
Impairment	0	0
Intercompany transaction	0	0
Book value	8,690	10,496
Woori Zip 2
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 19,461	₩ 23,082
Ownership	64.00%	63.80%
Ownership portion of net assets	₩ 12,180	₩ 14,732
Basis difference	0	0
Impairment	0	0
Intercompany transaction	0	0
Book value	12,180	14,732
KUM HWA Co., Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ (155)	₩ (156)
Ownership	20.10%	20.10%
Ownership portion of net assets	₩ (31)	₩ (31)
Basis difference	0	0
Impairment	0	0
Intercompany transaction	31	31
Jinmyung Plus Co., Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 47	₩ 123
Ownership	21.30%	21.30%
Ownership portion of net assets	₩ 10	₩ 25
Basis difference	0	0
Impairment	0	0
Intercompany transaction	0	(25)
Book value	10
Woori G Senior Loan General Type Private Investment Trust No.1
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 378,122	₩ 406,609	₩ 240,399
Ownership	21.70%	21.70%	21.70%
Ownership portion of net assets	₩ 81,861	₩ 88,029	₩ 52,045
Basis difference	0	0	0
Impairment	0	0	0
Intercompany transaction	0	0	0
Book value	81,861	88,029	₩ 52,045
Genesis Eco No.1 Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 38,695	₩ 38,365
Ownership	29.00%	29.00%
Ownership portion of net assets	₩ 11,216	₩ 11,120
Basis difference	0	0
Impairment	0	0
Intercompany transaction	0	0
Book value	11,216	11,120
Paratus Woori Material Component Equipment joint venture company
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 57,694	₩ 58,507
Ownership	29.90%	29.90%
Ownership portion of net assets	₩ 17,250	₩ 17,493
Basis difference	0	0
Impairment	0	0
Intercompany transaction	0	0
Book value	17,250	17,493
Midas No. 8 Private Equity Joint Venture Company
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 65,694	₩ 66,587
Ownership	28.50%	28.50%
Ownership portion of net assets	₩ 18,713	₩ 18,968
Basis difference	0	0
Impairment	0	0
Intercompany transaction	0	0
Book value	18,713	₩ 18,968
IGEN2022No. 1 Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 32,240
Ownership	24.80%
Ownership portion of net assets	₩ 8,010
Basis difference	0
Impairment	0
Intercompany transaction	0
Book value	8,010
Synaptic Green No.1 PEF
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 37,017
Ownership	21.10%
Ownership portion of net assets	₩ 7,793
Basis difference	0
Impairment	0
Intercompany transaction	0
Book value	7,793
Orchestra Private Equity Fund IV
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 34,427
Ownership	28.20%
Ownership portion of net assets	₩ 9,698
Basis difference	0
Impairment	0
Intercompany transaction	0
Book value	9,698
Australia Green Energy 1st PEF
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 122,620
Ownership	4.00%
Ownership portion of net assets	₩ 4,858
Basis difference	0
Impairment	0
Intercompany transaction	0
Book value	4,858
Woori Dyno 1st Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 10,169
Ownership	19.60%
Ownership portion of net assets	₩ 1,994
Basis difference	0
Impairment	0
Intercompany transaction	0
Book value	1,994
Woori Star50 Feeder Fund(H)
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 709
Ownership	17.90%
Ownership portion of net assets	₩ 126
Basis difference	0
Impairment	0
Intercompany transaction	0
Book value	126
Woori Together TDF 2030
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 8,615
Ownership	23.80%
Ownership portion of net assets	₩ 2,033
Basis difference	0
Impairment	0
Intercompany transaction	0
Book value	2,033
Woori Together TDF 2025
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 8,497
Ownership	23.60%
Ownership portion of net assets	₩ 1,990
Basis difference	0
Impairment	0
Intercompany transaction	0
Book value	1,990
Woori BIG2 Plus Securities Investment Trust (Balanced Bond)
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 4,655
Ownership	23.10%
Ownership portion of net assets	₩ 1,074
Basis difference	0
Impairment	0
Intercompany transaction	0
Book value	1,074
Koreawide partners 2nd Private Equity Fund [Member]
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 75,001
Ownership	26.70%
Ownership portion of net assets	₩ 20,000
Basis difference	0
Impairment	0
Intercompany transaction	0
Book value	20,000
DS Power Semicon Private Equity Fund [Member]
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 14,186
Ownership	21.00%
Ownership portion of net assets	₩ 2,976
Basis difference	0
Impairment	0
Intercompany transaction	0
Book value	2,976
Woori Safe Plus General Type Private Investment Trust S8(Bond) [Member]
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 111,273
Ownership	9.20%
Ownership portion of net assets	₩ 10,182
Basis difference	0
Impairment	0
Intercompany transaction	0
Book value	10,182
STASSETS FUND III
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 4,347
Ownership	28.30%
Ownership portion of net assets	₩ 1,230
Basis difference	0
Impairment	0
Intercompany transaction	0
Book value	1,230
BTS 2nd Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 14,405
Ownership	20.00%
Ownership portion of net assets	₩ 2,881
Basis difference	0
Impairment	0
Intercompany transaction	0
Book value	2,881
Orient Shipyard Co., Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ (16,393)
Ownership	22.70%
Ownership portion of net assets	₩ (3,721)
Basis difference	0
Impairment	0
Intercompany transaction	₩ 3,721